Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Lease Liabilities Explanatory
The lease liability on the Company’s offices located in Vancouver, Canada and the Cayman Islands is as follows:

	December 31	December 31

(in thousands)	2025	2024

Current portion	$575	$262

Long-term portion	7,330	4,909

Total lease liabilities	$7,905	$5,171

Summary of Finance Lease Maturity Analys is Explanatory
The maturity analysis, on an undiscounted basis, of these leases is as follows:

(in thousands)	December 31 2025

Not later than 1 year	$985

Later than 1 year and not later than 5 years	4,162

Later than 5 years	4,859

Total lease liabilities	$10,006

Summary of Company's Finance Costs
A summary of the Company’s finance costs associated with the above facilities during the period is as follows:

		Years Ended December 31

(in thousands)	Note	2025	2024

Costs related to undrawn credit facilities	17.1	$5,331	$5,347

Interest expense - lease liabilities	17.2	429	284

Letters of guarantee		-	(82)

Total finance costs		$5,760	$5,549